PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS	Prepaid expenses and other current assets consist of the following:
As of:	June 30, 2023	December 31, 2022
Prepaid expenses and deposits	$213,888	$238,467

Prepaid expenses and other current assets consist of the following:

As of:	December 31, 2022	December 31, 2021
Prepaid expenses and deposits	$238,467	$304,127
Prepaid expenses, other	-	2,569
Prepaid expenses, production deposit	-	188,385
Prepaid expenses, rent deposit	-	15,125
Other current assets	-	29,386
Prepaid expenses and other current assets	$238,467	$539,592